Loans (Nonaccrual Loans, Interest Income Data) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Loans [Abstract]
Interest income that would have been recorded if loans had been performing in accordance with original terms	$ 550	$ 529
Interest income that was recorded on nonaccrual loans during the fiscal year ended	$ 277	$ 226